Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 3,801	$ 3,633	$ 3,249
Non-interest income	3,480	2,984	2,972
Total revenue	7,281	6,617	6,221
Provision for (reversal of) credit losses	573	419	585
Amortization and impairment	286	289	276
Other non-interest expenses	3,592	3,502	3,189
Income (loss) before income taxes	2,830	2,407	2,171
Income taxes	659	525	443
Net income (loss)	2,171	1,882	1,728
Non-controlling interests	8	8	12
Equity shareholders	2,163	1,874	1,716
Average assets	1,098,807	1,035,847	982,321
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,326	2,239	2,105
Non-interest income	597	603	574
Total revenue	2,923	2,842	2,679
Provision for (reversal of) credit losses	428	280	337
Amortization and impairment	58	55	58
Other non-interest expenses	1,402	1,408	1,308
Income (loss) before income taxes	1,035	1,099	976
Income taxes	270	307	262
Net income (loss)	765	792	714
Equity shareholders	765	792	714
Average assets	338,184	336,470	332,637
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	718	676	488
Non-interest income	985	926	949
Total revenue	1,703	1,602	1,437
Provision for (reversal of) credit losses	39	24	20
Amortization and impairment	1
Other non-interest expenses	852	823	700
Income (loss) before income taxes	811	755	717
Income taxes	220	204	194
Net income (loss)	591	551	523
Equity shareholders	591	551	523
Average assets	100,474	98,070	93,331
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	562	506	465
Non-interest income	285	227	222
Total revenue	847	733	687
Provision for (reversal of) credit losses	68	83	244
Amortization and impairment	23	25	23
Other non-interest expenses	447	390	460
Income (loss) before income taxes	309	235	(40)
Income taxes	53	35	(32)
Net income (loss)	256	200	(8)
Equity shareholders	256	200	(8)
Average assets	65,791	61,907	59,152
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	70	34	141
Non-interest income	1,504	1,121	1,169
Total revenue	1,574	1,155	1,310
Provision for (reversal of) credit losses	21	31
Amortization and impairment	1	3	2
Other non-interest expenses	704	649	588
Income (loss) before income taxes	848	472	720
Income taxes	229	126	198
Net income (loss)	619	346	522
Equity shareholders	619	346	522
Average assets	375,453	332,561	302,030
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	125	178	50
Non-interest income	109	107	58
Total revenue	234	285	108
Provision for (reversal of) credit losses	17	1	(16)
Amortization and impairment	203	206	193
Other non-interest expenses	187	232	133
Income (loss) before income taxes	(173)	(154)	(202)
Income taxes	(113)	(147)	(179)
Net income (loss)	(60)	(7)	(23)
Non-controlling interests	8	8	12
Equity shareholders	(68)	(15)	(35)
Average assets	$ 218,905	$ 206,839	$ 195,171